Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Statutory Surplus Reserves [Member]	Retained Earnings [Member]	Stockholders' Equity, Total [Member]	Noncontrolling Interest [Member]
Balance (Scenario, Previously Reported [Member]) at Dec. 31, 2013	$ 143,639	$ 56	$ 107,393	$ 14,141	$ 11,808	$ (4,714)	$ 128,684	$ 14,955
Balance at Dec. 31, 2013	142,943	$ 56	107,393	14,124	11,808	(5,407)	127,974	14,969
Balance (in shares) (Scenario, Previously Reported [Member]) at Dec. 31, 2013		55,570,361
Balance (in shares) at Dec. 31, 2013		55,570,361
Share-based compensation (note 18)	287	$ 0	287	0	0	0	287	0
Exercise of stock options (note 17)	512	$ 0	512	0	0	0	512	0
Exercise of stock options (note 17) (in shares)		239,300
Subscriptions received (note 17)	51	$ 0	51	0	0	0	51	0
Other comprehensive income (loss)
- Other comprehensive loss attributable to non-controlling interests	(305)	0	0	0	0	0	0	(305)
- Other comprehensive loss attributable to shareholders	(2,098)	0	0	(2,098)	0	0	(2,098)	0
Net loss for the year
-Net income attributable to non-controlling interests | Scenario, Previously Reported [Member]	(515)
-Net income attributable to non-controlling interests	270	0	0	0	0	0	0	270
- Net loss attributable to shareholders of Sinovac | Scenario, Previously Reported [Member]	(851)
- Net loss attributable to shareholders of Sinovac	(1,515)	0	0	0	0	(1,515)	(1,515)	0
- Transfer to statutory surplus reserves (note 19)	0	0	0	0	819	(819)	0	0
Balance at Dec. 31, 2014	140,145	$ 56	108,243	12,026	12,627	(7,741)	125,211	14,934
Balance (in shares) at Dec. 31, 2014		55,809,661
Cumulative effect of adjustments	(696)	$ 0	0	(17)	0	(693)	(710)	14
Share-based compensation (note 18)	952	0	952	0	0	0	952	0
Exercise of stock options (note 17)	732	$ 0	732	0	0	0	732	0
Exercise of stock options (note 17) (in shares)		367,900
Subscriptions received (note 17)	18	$ 0	18	0	0	0	18	0
2015 restricted shares issued (note 17)	0	$ 1	(1)	0	0	0	0	0
2015 Restricted shares issued (note 17) (in shares)		729,000
Other comprehensive income (loss)
- Other comprehensive loss attributable to non-controlling interests	(541)	$ 0	0	0	0	0	0	(541)
- Other comprehensive loss attributable to shareholders	(3,844)	0	0	(3,844)	0	0	(3,844)	0
Net loss for the year
-Net income attributable to non-controlling interests | Scenario, Previously Reported [Member]	(861)
-Net income attributable to non-controlling interests	459	0	0	0	0	0	0	459
- Net loss attributable to shareholders of Sinovac | Scenario, Previously Reported [Member]	(1,074)
- Net loss attributable to shareholders of Sinovac	(1,416)	0	0	0	0	(1,416)	(1,416)	0
- Transfer to statutory surplus reserves (note 19)	0	0	0	0	823	(823)	0	0
Balance (Scenario, Previously Reported [Member]) at Dec. 31, 2015	138,741
Balance at Dec. 31, 2015	$ 136,505	$ 57	109,944	8,182	13,450	(9,980)	121,653	14,852
Balance (in shares) at Dec. 31, 2015	56,906,561	56,906,561
Share-based compensation (note 18)	$ 2,409	$ 0	2,409	0	0	0	2,409	0
Exercise of stock options (note 17)	$ 315	$ 0	315	0	0	0	315	0
Exercise of stock options (note 17) (in shares)	120,000	120,000
Cancellation of outstanding shares (note 17)	$ 0	$ 0	0	0	0	0	0	0
Cancellation of outstanding shares (note 17) (in shares)		(14,800)
Other comprehensive income (loss)
- Other comprehensive loss attributable to non-controlling interests	(829)	$ 0	0	0	0	0	0	(829)
- Other comprehensive loss attributable to shareholders	(8,014)	0	0	(8,014)	0	0	(8,014)	0
Net loss for the year
-Net income attributable to non-controlling interests	(124)	0	0	0	0	0	0	(124)
- Net loss attributable to shareholders of Sinovac	(596)	0	0	0	0	(596)	(596)	0
- Transfer to statutory surplus reserves (note 19)	0	0	0	0	1,338	(1,338)	0	0
Balance at Dec. 31, 2016	$ 129,666	$ 57	$ 112,668	$ 168	$ 14,788	$ (11,914)	$ 115,767	$ 13,899
Balance (in shares) at Dec. 31, 2016	57,011,761	57,011,761